Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets:
Deferred Compensation	$ 620,256	$ 558,870
Provision for Loan Losses	2,873,574	2,846,867
Other Real Estate Owned	106,107	1,004,332
Net Fees Deferred for Financial Reporting	97,273	112,782
Net Operating Losses	243,279	231,775
Other	292,402	205,009
Total Gross Deferred Tax Assets	4,232,891	4,959,635
Less: Valuation Allowance	(243,279)	(231,775)
Net Deferred Tax Assets	3,989,612	4,727,860
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,577	114,630
Depreciation	386,940	420,568
Prepaid Expenses	44,103	42,271
Unrealized Gain on Securities Available for Sale	714,584	2,604,222
Total Gross Deferred Tax Liability	1,260,204	3,181,691
Net Deferred Tax Asset	2,729,408	$ 1,546,169
Valuation Allowance, Deferred Tax Asset, Change in Amount	11,500
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,100,000